(Loss)/Earnings Per Share - Schedule of Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Numerator for computing basic net (loss)/earnings per share | ¥			¥ 102,763	¥ (7,948,761)
Add: Extinguishment and reissuance of Series B preferred shares	¥ 0	$ 0	363,279	0
Deduct: Accretion of redeemable convertible preferred shares	298,990	43,486	(5,073,140)	4,874,739
Add: Allocation of net income attributable to preferred shareholders | ¥			870,166	0
Numerator for computing diluted net loss per share | ¥			¥ (3,736,932)	¥ (7,948,761)
Denominator:
Weighted average number of ordinary shares outstanding			342,548,237	342,548,237
Conversion of redeemable convertible preferred shares to ordinary shares			2,900,599,024
Weighted average number of shares used in calculating diluted net loss per share			3,243,147,261	342,548,237
Diluted net loss per share | ¥ / shares			¥ (1.15)	¥ (23.20)
Class A Ordinary Shares
Numerator:
Numerator for computing basic net (loss)/earnings per share	(3,967,701)	(577,078)
Deduct: Accretion of redeemable convertible preferred shares	126,085	18,338
Numerator for computing diluted net loss per share	¥ (3,967,701)	$ (577,078)
Denominator:
Weighted average number of ordinary shares outstanding	1,631,116,600	1,631,116,600
Weighted average number of shares used in calculating diluted net loss per share	1,631,116,600	1,631,116,600
Diluted net loss per share | (per share)	¥ (2.43)	$ (0.35)
Class B Ordinary Shares
Numerator:
Numerator for computing basic net (loss)/earnings per share	¥ (5,441,065)	$ (791,369)
Deduct: Accretion of redeemable convertible preferred shares	172,905	25,148
Numerator for computing diluted net loss per share	¥ (5,441,065)	$ (791,369)
Denominator:
Weighted average number of ordinary shares outstanding	2,236,815,186	2,236,815,186
Weighted average number of shares used in calculating diluted net loss per share	2,236,815,186	2,236,815,186
Diluted net loss per share | (per share)	¥ (2.43)	$ (0.35)